UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Contrarian Capital Management, L.L.C.

Address:    411 West Putnam Avenue
            Suite 225
            Greenwich, CT 06830

13F File Number: 028-10718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Jon R. Bauer
Title:  Managing Member
Phone:  (203) 862-8200


Signature, Place and Date of Signing:


/s/ Jon R. Bauer              Greenwich, Connecticut        February 14, 2011
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:             NONE

Form 13F Information Table Entry Total:        38

Form 13F Information Table Value Total:        406,395
                                             (thousands)



List of Other Included Managers:

NONE

                                           FORM 13F INFORMATION TABLE
                                      Contrarian Capital Management, L.L.C.
                                                December 31, 2010


COLUMN 1                        COLUMN  2       COLUMN 3     COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7      COLUMN 8
--------------               --------------      -----       --------   ------------------   ----------  --------  -----------------
                                                              VALUE     SHRS OR   SH/ PUT/   INVESTMENT   OTHER    VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS      CUSIP       (X$1000)   PRN AMT   PRN CALL   DISCRETION  MANAGERS  SOLE  SHARED NONE
--------------               --------------      -----       --------   -------   --- ----   ----------  --------  ----  ------ ----
ABITIBIBOWATER INC              COM NEW          003687209    70,275  2,968,946   SH            SOLE      NONE  2,968,946
ALERE INC                       COM              01449J105     5,132    140,225   SH            SOLE      NONE    140,225
AMERICAN AXLE & MFG HLDGS IN    COM              024061103     4,347    338,053   SH            SOLE      NONE    338,053
ANNALY CAP MGMT INC             COM              035710409     2,089    116,555   SH            SOLE      NONE    116,555
AVIS BUDGET GROUP               COM              053774105     4,013    257,900   SH            SOLE      NONE    257,900
BBVA BANCO FRANCES S A          SPONSORED ADR    07329M100     1,197    103,150   SH            SOLE      NONE    103,150
CEDAR FAIR L P                  DEPOSITRY UNIT   150185106    17,752  1,170,959   SH            SOLE      NONE  1,170,959
CHARTER COMMUNICATIONS INC D    CL A NEW         16117M305    60,062  1,542,416   SH            SOLE      NONE  1,542,416
CHEMTURA CORP                   COM NEW          163893209     1,758    110,030   SH            SOLE      NONE    110,030
CITIGROUP INC                   COM              172967101    25,562  5,404,310   SH            SOLE      NONE  5,404,310
CLEAR CHANNEL OUTDOOR HLDGS     CL A             18451C109    15,880  1,131,051   SH            SOLE      NONE     15,880
CUMULUS MEDIA INC               CL A             231082108     1,228    284,829   SH            SOLE      NONE    284,829
DANA HLDG CORP                  COM              235825205     4,267    247,927   SH            SOLE      NONE    247,927
DELTA AIR LINES INC DEL         COM NEW          247361702    23,715  1,882,166   SH            SOLE      NONE  1,882,166
DISCOVER FINL SVCS              COM              254709108       951     51,307   SH            SOLE      NONE     51,307
DOLLAR THRIFTY AUTOMOTIVE GP    COM              256743105     1,827     38,665   SH            SOLE      NONE     38,665
EMPRESA DIST Y COMERCIAL NOR    SPON ADR         29244A102     3,200    234,800   SH            SOLE      NONE    234,800
GRUPO FINANCIERO GALICIA S A    SP ADR 10 SH B   399909100       915     59,750   SH            SOLE      NONE     59,750
HORSEHEAD HLDG CORP             COM              440694305     2,632    201,845   SH            SOLE      NONE    201,845
HOVNANIAN ENTERPRISES INC       CL A             442487203     8,646  2,114,012   SH            SOLE      NONE  2,114,012
LYONDELLBASELL INDUSTRIES N     SHS - A -        N53745100    44,545  1,294,916   SH            SOLE      NONE  1,294,916
METHANEX CORP                   COM              59151k108     3,282    107,950   SH            SOLE      NONE    107,950
NORTH AMERN ENERGY PARTNERS     COM              656844107     6,857    559,264   SH            SOLE      NONE    559,264
PAMPA ENERGIA S A               SPONS ADR LVL I  697660207     3,091    181,827   SH            SOLE      NONE    181,827
REDWOOD TR INC                  COM              758075402       236     15,780   SH            SOLE      NONE     15,780
RSC HOLDINGS INC                COM              74972L102     3,381    347,165   SH            SOLE      NONE    347,165
RUSH ENTERPRISES INC            CL A             781846209     2,004     98,033   SH            SOLE      NONE     98,033
SEMGROUP CORP                   CL A             81663A105     5,846    215,150   SH            SOLE      NONE    215,150
SMURFIT-STONE CONTAINER CORP    COM              83272A104    45,945  1,794,715   SH            SOLE      NONE  1,794,715
SPANSION INC                    COM CL A NEW     84649R200    11,895    574,660   SH            SOLE      NONE    574,660
SPDR GOLD TRUST                 GOLD SHS         78463V107     2,631     18,967   SH            SOLE      NONE     18,967
TEMPLE INLAND INC               COM              879868107     6,400    301,296   SH            SOLE      NONE    301,296
TIME WARNER CABLE INC           COM              88732J207     8,884    134,541   SH            SOLE      NONE    134,541
TOLL BROTHERS INC               COM              889478103     1,597     84,060   SH            SOLE      NONE     84,060
TOWN SPORTS INTL HLDGS INC      COM              89214a102     1,289    317,374   SH            SOLE      NONE    317,374
TRANSOCEAN LTD                  REG SHS          H8817H100       708     10,182   SH            SOLE      NONE     10,182
VERSO PAPER CORP                COM              92531L108       712    208,281   SH            SOLE      NONE    208,281
VISHAY PRECISION GROUP INC      COM              92835K103     2,185    116,000   SH            SOLE      NONE    116,000




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